Note 18 - Financial Instruments (Details Textual) - shares		12 Months Ended
	Jun. 11, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 06, 2014
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	330,000	3,381,791	4,743,700	5,000,000
Fair Value Assumptions Expected Volatility Rate Calculation Basis		5 years
Fair Value Assumptions, Expected Volatility Rate	90.49%	104.70%
Increase (Decrease) in Volatility Rate Applied		5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value		2.60%